INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Schedule of Inventories

	As at December 31
(In millions of dollars)	2019	2018

Wireless devices and accessories	380	399
Other finished goods and merchandise	80	67

Total inventories	460	466